[FRONT COVER]

1999 Semiannual Report




Centennial New York
Tax Exempt Trust


December 31, 1999


[LOGO] OPPENHEIMERFUNDS(r)
The Right Way to Invest

James C. Swain
Chairman
Centennial New York
Tax Exempt Trust


Bridget A. Macaskill
President
Centennial New York
Tax Exempt Trust


Dear Shareholder:

We are pleased to report that the second half of calendar and fiscal 1999 was a relatively calm period for both the bond market and Centennial New York Tax Exempt Trust. For the six months that ended December 31, 1999, the Trust produced a compounded annual yield of 2.50%. Without compounding, the corresponding yield was 2.46%. For investors in the 36% tax bracket, this is equivalent to a taxable yield of 3.91% with compounding, and 3.84% without.
As of December 31, 1999, the seven-day annualized yields, with and without compounding, were 3.70% and 3.63%, respectively.(1)

The pivotal events of the six-month period were three 0.25% interest-rate increases implemented by the Federal Reserve Board (the Fed), beginning on June 30th. By early summer, it was clear that the U.S. economy was no longer suffering the effects of the worldwide economic crisis that occurred in the fall of 1998. In fact, there were signs that rapid economic growth might lead to higher rates of inflation. To preempt this possibility and curb borrowing by business and consumers, the Fed gradually raised its key interest rates. These moves did not cause a great deal of turmoil in the marketplace. Widely anticipated, they were viewed largely as "taking back" three rate declines the Fed had imposed during the fall-1998 crisis.

As we entered the second half of the calendar year, the average maturity of the Trust's holdings was approximately 60 days. We shortened this by shifting our focus to shorter-term securities, in anticipation of the coming rate increases. When rates rise, bond prices fall, and the effect is more pronounced for longer-term issues. Since the Trust seeks to maintain a stable $1.00 share price, we wanted to minimize this effect and invested a portion of the portfolio in shorter-term issues. There can be no assurance that the Trust will maintain a stable share price, but we are ever mindful of the need to balance yield against protecting your principal.

Focusing on shorter-term issues helped to reduce volatility, or price instability, for the Trust. So did our emphasis on safety and liquidity. We feel this is particularly important in New York, because the state has lagged others in economic growth in recent years. While New York is experiencing a stable if slow revenue increase, we continue to believe that caution is warranted because, in a rising rate environment, the bonds of weaker states will be more volatile.



1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

2  Centennial New York Tax Exempt Trust

In pursuit of quality and  stability,  we have  invested  the  portfolio in some
AAA-rated notes and made extensive use of demand notes or commercial paper backed by bank letters of credit, insured notes, and pre-refunded bonds. In fact, we have a fairly large concentration in the last of these, which tend to sit very high on the credit scale.

Pre-refunded bonds are older bonds that are backed by U.S. Treasury bonds. The municipality that originally issued them issues new debt, then uses the proceeds from the new issue to buy Treasuries, which are placed in escrow to later repay the older bonds. At the appropriate time, these Treasuries are cashed in to retire the older bonds. With such solid backing, pre-refunded bonds usually receive a high rating.

At this juncture, Y2K does not seem to present any formidable challenges, it remains to be seen whether the past rate hikes will slow the economy materially, and interest rates have been relatively stable for several months. Since November, we have adjusted our strategy slightly and are currently reinvesting proceeds from maturing seven-day securities into 35- to 45-day issues. This shift has boosted the Trust's yield, but we do not believe it will have a significant impact on volatility.

In our view, interest rates will remain within a narrow range while the Federal Reserve assesses its next interest rate move, widely expected in February or March. While the Fed assumes a low-key, month-to-month approach, taking its time to see whether its 1999 moves will have the desired effect--or whether additional increases are needed--we are doing the same. By investing primarily in securities that mature monthly or thereabouts, we are keeping the Trust positioned to respond quickly once the Fed gives some indication of its next move. This conservative approach will help us to maintain a competitive yield while pursuing the Trust's objectives of safety and liquidity.


Sincerely,




/s/James C. Swain                           /s/Bridget A. Macaskill
James C. Swain                              Bridget A. Macaskill

January 24, 2000




3  Centennial New York Tax Exempt Trust

--------------------------------------------------------------------------------
Statement of Investments December 31, 1999 (Unaudited)


                                                                                    Face                Value
                                                                                    Amount              See Note 1
----------------------------------------------------------------------------------------------------------------------
Short-Term Tax-Exempt Obligations - 97.9%
----------------------------------------------------------------------------------------------------------------------
New York - 97.9%
----------------------------------------------------------------------------------------------------------------------
Babylon, NY IDA RB, J. D'Addario & Co. Project, 5.60%                        (1)     $       500,000     $     500,000
----------------------------------------------------------------------------------------------------------------------
Franklin Cnty., NY IDA RAN, McAdam Cheese Co. Project, 5.50%                 (1)           1,900,000         1,900,000
----------------------------------------------------------------------------------------------------------------------
Hempstead, NY IDA RRB, Trigen-Nassau Energy, 5.85%                           (1)           1,000,000         1,000,000
----------------------------------------------------------------------------------------------------------------------
Jefferson Cnty., NY IDA RB, 3.75%                                            (1)           2,500,000         2,499,998
----------------------------------------------------------------------------------------------------------------------
L.I., NY PAU Electric System Sub. RB, 3.60%, 1/25/00                         (2)           2,000,000         2,000,000
----------------------------------------------------------------------------------------------------------------------
Nassau Cnty., NY RAN, 4.25%, 3/15/00                                                       2,000,000         2,002,566
----------------------------------------------------------------------------------------------------------------------
NYC GOB, Subseries A-4, 4.70%                                                (1)           1,800,000         1,800,000
----------------------------------------------------------------------------------------------------------------------
NYC HDC MH RB, James Tower Development, Series A, 5.20%                      (1)           1,100,000         1,100,013
----------------------------------------------------------------------------------------------------------------------
NYC Health & Hospital Corp. RB:
Health Systems, Series A, 3.75%, 2/1/00                                      (2)           1,000,000         1,000,000
Health Systems, Series E, 3.70%, 2/1/00                                      (2)           1,000,000         1,000,000
----------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facility RB, Columbia Grammar School Project, 5.50%            (1)             900,000           900,000
----------------------------------------------------------------------------------------------------------------------
NYC MTAU RB, 3.50%, 1/25/00                                                  (2)           1,200,000         1,200,000
----------------------------------------------------------------------------------------------------------------------
NYC Trust Cultural Resource RRB, American Museum of Natural History,
Series A, MBIA Insured, 5.05%                                                (1)           1,000,000         1,000,000
----------------------------------------------------------------------------------------------------------------------
NYC, NY General Obligation Anticipation Nts., 3.70%, 1/27/00                 (2)           2,000,000         2,000,000
----------------------------------------------------------------------------------------------------------------------
NYS DA COP, Rockefeller University, 5.53%                                    (1)             500,000           500,000
----------------------------------------------------------------------------------------------------------------------
NYS DA RB, 5.68%                                                             (1)           3,200,000         3,200,000
----------------------------------------------------------------------------------------------------------------------
NYS DA RRB:
SUEFS, Prerefunded, Series B, 7.375%, 5/15/00                                (2)           2,600,000         2,685,063
SUEFS, Prerefunded, Series B, 7.25%, 5/15/00                                 (2)           3,150,000         3,251,615
----------------------------------------------------------------------------------------------------------------------
NYS ERDAUEF RRB, Con Edison Co., Subseries A-3, 5.35%                        (1)           2,500,000         2,500,000
----------------------------------------------------------------------------------------------------------------------
NYS General Obligation Anticipation Nts., 3.50%, 1/24/00                     (2)           1,000,000         1,000,000
----------------------------------------------------------------------------------------------------------------------
NYS GOB, 5%                                                                  (1)             400,000           400,000
----------------------------------------------------------------------------------------------------------------------
NYS HFA RB, Saxony Housing, Series A, 5.50%                                  (1)           2,800,000         2,800,000
----------------------------------------------------------------------------------------------------------------------
NYS LGAC RB:
Series G, 5%                                                                 (1)           2,000,000         2,000,000
Series SG99, MBIA Insured, 5.55%, 4/1/00                                  (1)(2)           1,600,000         1,600,000

----------------------------------------------------------------------------------------------------------------------
NYS MAG RB, Series PT217, 3.30%, 4/6/00                                      (2)           2,160,000         2,160,000
----------------------------------------------------------------------------------------------------------------------
NYS MCFFA RB:
Prerefunded, Series A, FSA Insured, 7.75%, 2/15/00                           (2)           2,090,000         2,141,128
St. Lukes Hospital, Series B, 7.45%, 2/15/00                                 (2)           6,250,000         6,406,841
St. Lukes Hospital, Series B, 7.45%, 2/15/00                                 (2)           6,500,000         6,656,594

----------------------------------------------------------------------------------------------------------------------
NYS TBTAU RB, Series SG-41, 5.55%                                            (1)           2,730,000         2,730,000
----------------------------------------------------------------------------------------------------------------------
NYS Toll Way Authority Service Contract RB, 5.53%                            (1)           8,000,000         8,000,000
----------------------------------------------------------------------------------------------------------------------
NYS Urban Empire Development Corp. RB, Series A, 5.53%                       (1)           3,600,000         3,600,000
----------------------------------------------------------------------------------------------------------------------
Southeast NY IDA RB, Unilock NY, Inc. Project, 5.50%                         (1)           2,000,000         2,000,000

----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value                                                                   97.9%        73,533,818
----------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                 2.1         1,609,234
                                                                                      --------------    --------------

Net Assets                                                                                   100.0%     $  75,143,052
                                                                                      ==============    ==============


4  Centennial New York Tax Exempt Trust

--------------------------------------------------------------------------------
Statement of Investments (Unaudited)(Continued)


--------------------------------------------------------------------------------
To simplify the listings of securities, abbreviations are used per the table below:
COP - Certificates of  Participation
DA - Dormitory  Authority
ERDAUEF - Energy Research & Development  Authority Electric Facilities
GOB - General Obligation Bonds
HDC - Housing  Development Corp.
HFA - Housing  Finance  Agency
IDA -  Industrial  Development  Agency
LGAC  -  Local Government  Assistance  Corp.
MAG - Mtg.  Agency
MCFFA - Medical Care Facilities Finance  Agency
MH -  Multifamily  Housing
MTAU -  Metropolitan  Transportation Authority
NYC - New York City
NYS - New York  State
PAU - Power Authority
RAN - Revenue  Anticipation Nts.
RB - Revenue Bonds
RRB - Revenue  Refunding Bonds
SUEFS - State  University Educational Facilities System
TBTAU - Triborough Bridge & Tunnel Authority

1. Represents the current interest rate for a variable rate security, maturing in more than one year. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Put obligation redeemable at full face value on the date reported.


See accompanying Notes to Financial Statements.

 5  Centennial New York Tax Exempt Trust

--------------------------------------------------------------------------------
Statement of Assets and Liabilities December 31, 1999 (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value                                                                                                   $73,533,818
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                        552,162
------------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                          903,751
Interest                                                                                                                    903,303
Other                                                                                                                         3,317
                                                                                                              ----------------------
Total assets                                                                                                             75,896,351

------------------------------------------------------------------------------------------------------------------------------------
Liabilities Payables and other liabilities:
Shares of beneficial interest redeemed                                                                                      673,018
Shareholder reports                                                                                                          36,444
Service plan fees                                                                                                            30,174
Dividends                                                                                                                     8,385
Trustees' compensation                                                                                                          151
Other                                                                                                                         5,127
                                                                                                              ----------------------
Total liabilities                                                                                                           753,299

------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                                              $75,143,052
                                                                                                              ======================

------------------------------------------------------------------------------------------------------------------------------------
Composition of Net Assets
Paid-in capital                                                                                                         $75,135,720
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                                                      7,332
                                                                                                              ----------------------
Net assets - applicable to 75,135,720 shares of beneficial
interest outstanding                                                                                                    $75,143,052
                                                                                                              ======================


------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                                      $1.00
                                                                                                              ======================


See accompanying Notes to Financial Statements.





















 6 Centennial New York Tax Exempt Trust

--------------------------------------------------------------------------------
Statement of Operations For the Six Months Ended December 31, 1999 (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
Investment Income
Interest                                                                                                                 $1,064,157

------------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                                                             156,523
------------------------------------------------------------------------------------------------------------------------------------
Service plan fees                                                                                                            62,444
------------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                                19,323
------------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                          14,531
------------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                   9,028
------------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                          818
------------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                         7,647
                                                                                                              ----------------------
Total expenses                                                                                                              270,314
Less expenses paid indirectly                                                                                                (4,159)
Less reimbursement of expenses                                                                                              (13,250)
                                                                                                              ----------------------
Net expenses                                                                                                                252,905

------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                                                       811,252

------------------------------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments                                                                                             10,805

------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                                                       $822,057
                                                                                                              ======================





--------------------------------------------------------------------------------
Statements of Changes in Net Assets


                                                                                       Six Months Ended
                                                                                      December 31, 1999            Year Ended
                                                                                         (Unaudited)              June 30, 1999
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                             $811,252               $1,410,445
------------------------------------------------------------------------------------------------------------------------------------


Net realized gain (loss)                                                                            10,805                     (739)
                                                                                    -----------------------   ----------------------
Net increase in net assets resulting from operations                                               822,057                1,409,706

------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders                                                    (811,252)              (1,418,059)

------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions                                                                13,340,372                4,993,614

------------------------------------------------------------------------------------------------------------------------------------
Net Assets
Total increase                                                                                  13,351,177                4,985,261
------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             61,791,875               56,806,614
                                                                                    -----------------------   ----------------------
End of period                                                                                  $75,143,052              $61,791,875
                                                                                    =======================   ======================



See accompanying Notes to Financial Statements.




 7 Centennial New York Tax Exempt Trust



-----------------------------------------------------------------------------------------------------------------------------------
Financial Highlights
                                                    Six Months
                                                    Ended
                                                    December 31,        Year Ended June 30,
                                                    1999 (Unaudited)     1999       1998         1997         1996          1995
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                    $1.00            $1.00      $1.00         $1.00      $1.00        $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                   .01              .02        .03           .03        .03          .03
Dividends and/or distributions to shareholders           (.01)            (.02)      (.03)         (.03)      (.03)        (.03)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $1.00            $1.00      $1.00         $1.00      $1.00        $1.00
                                                    ==============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
Total Return(1)                                          1.33%            2.42%      2.87%         2.76%      2.79%        2.85%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)              $75,143          $61,792    $56,807       $48,896    $39,807      $35,846
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $62,163          $59,345    $53,923       $45,363    $42,351      $29,590
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                   2.59%            2.38%      2.85%         2.73%      2.76%        2.84%
Expenses                                                0.86%            0.89%      0.89% (3)     0.88%(3)   0.93%(3)      0.95%(3)
Expenses, net of indirect expenses and/or
voluntary assumption of expenses                        0.80%            0.80%      0.80%         0.80%      0.80%        0.80%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.







 8 Centennial New York Tax Exempt Trust

Notes to Financial Statements Unaudited

1.  Significant Accounting Policies
Centennial  New York Tax  Exempt  Trust  (the  Trust)  is  registered  under the
Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors that is consistent with preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related event in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

2.  Shares of Beneficial Interest
The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                       Six Months Ended December 31, 1999                   Year Ended June 30, 1999
                                           Shares            Amount                   Shares            Amount
                                       -----------------------------------        -----------------------------------
      Sold                                 111,752,061       $111,752,061              194,238,424      $194,238,424
      Dividends and/or distributions           841,466            841,466                1,385,354         1,385,354
      reinvested
      Redeemed                             (99,253,155)       (99,253,155)            (190,630,164)     (190,630,164)
                                          -------------      -------------            -------------     -------------
      Net increase                          13,340,372       $ 13,340,372                4,993,614      $  4,993,614
                                          =============      =============            =============     =============







 9 Centennial New York Tax Exempt Trust

3.  Management Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million and 0.40% of net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume Trust expenses in excess of 0.80% of average annual net assets. The Trust's management fee for the six months ended December 31, 1999 was 0.50% of average annual net assets, annualized for periods of less than one full year.

Transfer Agent Fees. Shareholder Services, Inc. (SSI), a subsidiary of the Manager, is the transfer and shareholder servicing agent for the Trust and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Service Plan Fees. Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions.





































10 Centennial New York Tax Exempt Trust

Centennial New York Tax Exempt Trust

Officers and Trustees
James C. Swain, Trustee and Chairman of the Board
Bridget A. Macaskill, Trustee and President
Robert G. Avis, Trustee
William A. Baker, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Ned M. Steel, Trustee
Michael J. Carbuto, Vice President
Andrew J. Donohue, Vice President and Secretary
Brian W. Wixted, Treasurer
Robert G. Zack, Assistant Secretary
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer

Investment Advisor and Distributor
Centennial Asset Management Corporation

Transfer and Shareholder Servicing Agent
Shareholder Services, Inc.

Custodian of Portfolio Securities
Citibank, N.A.

Independent Auditors
Deloitte & Touche LLP

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Trust without examination of the independent auditors.

This is a copy of a report to shareholders of Centennial New York Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial New York Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

For shareholder servicing, call:
1-800-525-9310 (in U.S.)
303-768-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143
Denver, CO 80217-5143





11 Centennial New York Tax Exempt Trust

RS0780.001.1299